Loans and Allowance for Loan Losses (FY) (Details 4) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 1,575,435	$ 1,323,258	$ 813,376
Purchased Credit Impaired Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	32,658	32,794	27,193
Purchased Credit Impaired Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	23,800	23,558	21,173
Purchased Credit Impaired Loans [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	3,084	2,637	3,289
Purchased Credit Impaired Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	2,854	538	12
Purchased Credit Impaired Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	2,920	5,308	2,692
Purchased Credit Impaired Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	0	753	27
All Other Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,542,777	1,290,464	786,183
All Other Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,531,710	1,270,417	782,438
All Other Loans [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	5,992	13,668	1,531
All Other Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,507	3,852	341
All Other Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	3,529	2,241	1,873
All Other Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	39	286	0
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	745,864	642,988	415,208
Commercial Real Estate [Member] | Purchased Credit Impaired Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	18,474	17,903	14,943
Commercial Real Estate [Member] | Purchased Credit Impaired Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	14,494	14,386	11,836
Commercial Real Estate [Member] | Purchased Credit Impaired Loans [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,513	261	1,045
Commercial Real Estate [Member] | Purchased Credit Impaired Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,393	0	0
Commercial Real Estate [Member] | Purchased Credit Impaired Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,074	3,084	2,062
Commercial Real Estate [Member] | Purchased Credit Impaired Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	0	172	0
Commercial Real Estate [Member] | All Other Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	727,390	625,085	400,265
Commercial Real Estate [Member] | All Other Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	724,763	616,028	399,505
Commercial Real Estate [Member] | All Other Loans [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,604	7,673	640
Commercial Real Estate [Member] | All Other Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	0	1,006	0
Commercial Real Estate [Member] | All Other Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,023	378	120
Commercial Real Estate [Member] | All Other Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	0	0	0
Consumer Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	355,876	293,457	187,802
Consumer Real Estate [Member] | Purchased Credit Impaired Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	6,987	7,450	9,004
Consumer Real Estate [Member] | Purchased Credit Impaired Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	4,558	4,151	6,811
Consumer Real Estate [Member] | Purchased Credit Impaired Loans [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	898	1,345	1,577
Consumer Real Estate [Member] | Purchased Credit Impaired Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	575	456	0
Consumer Real Estate [Member] | Purchased Credit Impaired Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	956	1,192	616
Consumer Real Estate [Member] | Purchased Credit Impaired Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	0	306	0
Consumer Real Estate [Member] | All Other Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	348,889	286,007	178,798
Consumer Real Estate [Member] | All Other Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	343,407	279,464	177,466
Consumer Real Estate [Member] | All Other Loans [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	3,168	2,543	550
Consumer Real Estate [Member] | All Other Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	949	2,627	104
Consumer Real Estate [Member] | All Other Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,365	1,159	678
Consumer Real Estate [Member] | All Other Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	0	214	0
Construction and Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	179,431	135,409	117,869
Construction and Land Development [Member] | Purchased Credit Impaired Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	5,690	5,120	1,678
Construction and Land Development [Member] | Purchased Credit Impaired Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	3,973	4,134	1,019
Construction and Land Development [Member] | Purchased Credit Impaired Loans [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	653	649	645
Construction and Land Development [Member] | Purchased Credit Impaired Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	716	0	0
Construction and Land Development [Member] | Purchased Credit Impaired Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	348	337	14
Construction and Land Development [Member] | Purchased Credit Impaired Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	0	0	0
Construction and Land Development [Member] | All Other Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	173,741	130,289	116,191
Construction and Land Development [Member] | All Other Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	172,972	129,359	115,237
Construction and Land Development [Member] | All Other Loans [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	62	383	89
Construction and Land Development [Member] | All Other Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	160	0	0
Construction and Land Development [Member] | All Other Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	547	547	865
Construction and Land Development [Member] | All Other Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	0	0	0
Commercial and Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	279,771	238,087	85,022
Commercial and Industrial [Member] | Purchased Credit Impaired Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	821	858	1,568
Commercial and Industrial [Member] | Purchased Credit Impaired Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	210	68	1,507
Commercial and Industrial [Member] | Purchased Credit Impaired Loans [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	2	120	22
Commercial and Industrial [Member] | Purchased Credit Impaired Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	153	58	12
Commercial and Industrial [Member] | Purchased Credit Impaired Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	456	588	0
Commercial and Industrial [Member] | Purchased Credit Impaired Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	0	24	27
Commercial and Industrial [Member] | All Other Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	278,950	237,229	83,454
Commercial and Industrial [Member] | All Other Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	277,384	233,942	82,992
Commercial and Industrial [Member] | All Other Loans [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,035	3,007	252
Commercial and Industrial [Member] | All Other Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	35	64	0
Commercial and Industrial [Member] | All Other Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	483	157	210
Commercial and Industrial [Member] | All Other Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	13	59	0
Consumer and Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	14,493	13,317	7,475
Consumer and Other [Member] | Purchased Credit Impaired Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	686	1,463	0
Consumer and Other [Member] | Purchased Credit Impaired Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	565	819	0
Consumer and Other [Member] | Purchased Credit Impaired Loans [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	18	262	0
Consumer and Other [Member] | Purchased Credit Impaired Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	17	24	0
Consumer and Other [Member] | Purchased Credit Impaired Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	86	107	0
Consumer and Other [Member] | Purchased Credit Impaired Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	0	251	0
Consumer and Other [Member] | All Other Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	13,807	11,854	7,475
Consumer and Other [Member] | All Other Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	13,184	11,624	7,238
Consumer and Other [Member] | All Other Loans [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	123	62	0
Consumer and Other [Member] | All Other Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	363	155	237
Consumer and Other [Member] | All Other Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	111	0	0
Consumer and Other [Member] | All Other Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 26	$ 13	$ 0